Principal Accounting Policies - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2022
Electronic equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	5 years
Electronic equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Network equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment estimated useful ife	Shorter of the lease term or the estimated useful life
Self-developed Software | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	5 years
Self-developed Software | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years